Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.2%
Shandong Airlines Co. Ltd., Class B	82,800	$64,843

Auto Components — 2.5%
Chaowei Power Holdings Ltd.	299,000	94,511
China First Capital Group Ltd.(a)	2,124,000	58,916
Nexteer Automotive Group Ltd.	506,000	274,837
Prinx Chengshan Cayman Holding Ltd.	80,500	72,700
Tianneng Power International Ltd.(b)	408,000	412,685
Xingda International Holdings Ltd.	483,000	107,804

		1,021,453

Automobiles — 1.4%
Niu Technologies, SP ADR(a)	17,089	181,998
Qingling Motors Co. Ltd., Class H	414,000	87,062
Yadea Group Holdings Ltd.(c)	598,000	303,205

		572,265

Beverages — 0.0%
China Huiyuan Juice Group Ltd.(a)(d)	81,000	105
Dynasty Fine Wines Group Ltd.(a)	284,000	8,537

		8,642

Biotechnology — 0.6%
Ascletis Pharma Inc.(a)(b)(c)	184,000	67,893
Essex Bio-Technology Ltd.	161,000	99,495
Shanghai Haohai Biological Technology Co. Ltd., Class H(a)(c)	23,000	94,214

		261,602

Building Products — 0.2%
China Fangda Group Co. Ltd., Class B(a)	195,550	70,389

Capital Markets — 0.6%
China Renaissance Holdings Ltd.(a)(c)	94,300	131,151
Shanghai Greencourt Investment Group Co. Ltd., Class B(a)	209,324	53,587
Yintech Investment Holdings Ltd., ADR(b)	12,581	71,712

		256,450

Chemicals — 3.0%
China BlueChemical Ltd., Class H	1,058,000	163,798
China Longevity Group Co. Ltd.(a)(d)	96,000	0	(e)
China Lumena New Materials Corp.(a)(b)(d)	21,700	0	(e)
China XLX Fertiliser Ltd.	253,000	60,712
Dongyue Group Ltd.(b)	690,000	274,184
Fufeng Group Ltd.	897,600	282,563
Huabao International Holdings Ltd.	460,000	160,831
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	246,300	92,609
Silver Grant International Holdings Group Ltd.(a)	736,000	94,955
Sinofert Holdings Ltd.	1,242,000	102,552
Tsaker Chemical Group Ltd.(c)	134,500	19,782

		1,251,986

Commercial Services & Supplies — 2.5%
CT Environmental Group Ltd.(a)(d)	600,000	18,472
Dongjiang Environmental Co. Ltd., Class H	105,800	72,481
Dynagreen Environmental Protection Group Co. Ltd., Class H	207,000	72,107
Ever Sunshine Lifestyle Services Group Ltd.	352,000	552,228
Times Neighborhood Holdings Ltd.	264,000	306,541

		1,021,829

Construction & Engineering — 0.8%
China Machinery Engineering Corp.	483,000	114,659

Security	Shares	Value

Construction & Engineering (continued)
Hebei Construction Group Corp. Ltd.	253,000	$220,979

		335,638

Construction Materials — 1.4%
Asia Cement China Holdings Corp.	276,000	314,421
China Shanshui Cement Group Ltd.(a)(b)	100,000	25,416
West China Cement Ltd.	1,288,000	239,288

		579,125

Consumer Finance — 2.0%
360 Finance Inc., ADR(a)(b)	37,076	372,614
FinVolution Group	48,829	74,220
Jianpu Technology Inc., ADR(a)(b)	7,185	4,588
Qudian Inc., ADR(a)(b)	89,608	134,412
X Financial, ADR(a)	13,515	9,324
Yixin Group Ltd.(a)(b)(c)	1,022,500	217,665

		812,823

Containers & Packaging — 0.3%
CPMC Holdings Ltd.	299,000	112,641
Youyuan International Holdings Ltd.(a)(b)(d)	120,000	3,220

		115,861

Diversified Consumer Services — 6.8%
Bright Scholar Education Holdings Ltd., ADR	9,591	70,110
China Beststudy Education Group	222,000	114,566
China Kepei Education Group Ltd.	348,000	281,956
China Maple Leaf Educational Systems Ltd.(b)	874,000	227,775
China New Higher Education Group Ltd.(b)(c)	447,000	256,055
China Xinhua Education Group Ltd.(c)	276,000	90,801
Fu Shou Yuan International Group Ltd.	529,000	492,760
Hope Education Group Co. Ltd.(c)	1,150,000	382,789
Minsheng Education Group Co. Ltd.(a)(c)	460,000	74,777
OneSmart International Education Group Ltd., ADR(a)(b)	36,662	134,916
RISE Education Cayman Ltd., ADR(a)(b)	1,970	5,930
Scholar Education Group	81,000	162,606
Tianli Education International Holdings Ltd.	632,000	401,166
Wisdom Education International Holdings Co. Ltd.	356,000	130,440

		2,826,647

Diversified Financial Services — 0.4%
National Agricultural Holdings Ltd.(b)(d)	126,000	6,771
Sheng Ye Capital Ltd.(b)	184,000	161,424

		168,195

Electrical Equipment — 1.1%
China Fiber Optic Network System Group Ltd.(a)(d)	181,600	0	(e)
China High Speed Transmission Equipment Group Co. Ltd.	253,000	137,092
Fullshare Holdings Ltd.(a)	3,852,500	61,135
Hangzhou Steam Turbine Co. Ltd., Class B	164,558	161,989
Harbin Electric Co. Ltd., Class H(a)(b)	404,000	104,766
Trony Solar Holdings Co. Ltd.(d)	216,000	0	(e)

		464,982

Electronic Equipment, Instruments & Components — 1.5%
Anxin-China Holdings Ltd.(d)	672,000	1
Camsing International Holding Ltd.(a)(d)	112,000	13,228
Huami Corp., ADR(a)(b)	13,409	126,045
PAX Global Technology Ltd.	460,000	178,041
Tongda Group Holdings Ltd.	2,300,000	126,113
Truly International Holdings Ltd.(a)(b)	1,058,000	98,279
Wasion Holdings Ltd.	276,000	89,021

		630,728

Energy Equipment & Services — 0.2%
Anton Oilfield Services Group/Hong Kong	570,000	30,519

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
Honghua Group Ltd.(a)	492,000	$12,441
Wison Engineering Services Co. Ltd.	598,000	59,406

		102,366

Entertainment — 2.5%
Glory Sun Land Group Ltd.(a)	690,000	56,973
Homeland Interactive Technology Ltd.	184,000	77,863
iDreamSky Technology Holdings Ltd.(a)(c)	257,600	140,582
IGG Inc.(b)	506,000	306,172
IMAX China Holding Inc.(c)	71,300	93,828
NetDragon Websoft Holdings Ltd.	126,500	314,006
SMI Holdings Group Ltd.(a)(d)	267,200	47,246

		1,036,670

Equity Real Estate Investment Trusts (REITs) — 1.3%
China Merchants Commercial Real Estate Investment Trust(a)	368,000	119,169
Yuexiu REIT	920,000	413,057

		532,226

Food & Staples Retailing — 0.3%
111 Inc.(a)	14,835	109,779

Food Products — 1.7%
China Foods Ltd.	506,000	170,386
China Modern Dairy Holdings Ltd.(a)	1,127,000	125,045
COFCO Meat Holdings Ltd.(a)	805,000	209,792
Zhou Hei Ya International Holdings Co. Ltd.(c)	345,000	180,267

		685,490

Gas Utilities — 1.0%
Beijing Gas Blue Sky Holdings Ltd.(a)	3,496,000	39,691
China Tian Lun Gas Holdings Ltd.	172,500	120,623
Towngas China Co. Ltd.	575,000	264,837

		425,151

Health Care Equipment & Supplies — 1.8%
Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	44,850	286,424
Lifetech Scientific Corp.(a)	1,656,000	365,341
Shanghai Kindly Medical Instruments Co. Ltd.	12,400	89,589
Untrade Hosa International Ltd.(d)	220,000	4,821

		746,175

Health Care Providers & Services — 1.6%
China Resources Medical Holdings Co. Ltd.	494,500	223,294
Genertec Universal Medical Group Co. Ltd.(c)	609,500	338,130
IVD Medical Holding Ltd.(a)	230,000	92,285

		653,709

Hotels, Restaurants & Leisure — 3.0%
500.com Ltd., ADR(a)(b)	2,234	6,345
Ajisen China Holdings Ltd.	145,000	23,010
CA Cultural Technology Group Ltd.	230,000	73,590
China Travel International Investment Hong Kong Ltd.	1,288,000	161,187
GreenTree Hospitality Group Ltd., ADR	7,774	103,161
Haichang Ocean Park Holdings Ltd.(a)(c)	713,000	48,754
Huangshan Tourism Development Co. Ltd., Class B	124,200	80,482
Jiumaojiu International Holdings Ltd.(a)(c)	201,000	320,521
Luckin Coffee Inc., ADR(a)	20,128	43,476
Shanghai Jin Jiang Capital Co. Ltd., Class H	782,000	143,264
Xiabuxiabu Catering Management China Holdings Co. Ltd.(c)	218,500	251,172

		1,254,962

Security	Shares	Value

Household Durables — 2.1%
Kasen International Holdings Ltd.(a)	130,000	$13,585
Konka Group Co. Ltd., Class B	287,500	87,537
Ozner Water International Holding Ltd.(a)(c)	384,000	9,413
Q Technology Group Co. Ltd.(a)	230,000	289,318
Skyworth Group Ltd.	1,058,000	272,997
TCL Electronics Holdings Ltd.	414,000	175,193

		848,043

Independent Power and Renewable Electricity Producers — 2.1%
Beijing Jingneng Clean Energy Co. Ltd., Class H	736,000	156,676
Canvest Environmental Protection Group Co. Ltd.	368,000	154,303
CGN New Energy Holdings Co. Ltd.	736,000	146,231
China Datang Corp. Renewable Power Co. Ltd., Class H	1,242,000	104,154
China Everbright Greentech Ltd.(c)	322,000	112,997
Concord New Energy Group Ltd.	3,220,000	118,398
GCL New Energy Holdings Ltd.(a)	1,450,000	17,211
Panda Green Energy Group Ltd.(a)	2,668,000	46,813

		856,783

Industrial Conglomerates — 0.3%
Realord Group Holdings Ltd.(a)(b)	230,000	133,531

Insurance — 1.2%
Fanhua Inc., ADR	26,174	491,809

Interactive Media & Services — 1.7%
Bitauto Holdings Ltd., ADR(a)(b)	17,618	226,920
Qutoutiao Inc., ADR(a)(b)	32,775	78,005
Sohu.com Ltd., ADR(a)(b)	17,618	118,041
Tian Ge Interactive Holdings Ltd.(a)(c)	209,000	25,346
Wise Talent Information Technology Co. Ltd.(a)	105,800	251,157

		699,469

Internet & Direct Marketing Retail — 1.9%
Cogobuy Group(a)(c)	112,000	10,837
HengTen Networks Group Ltd.(a)(b)	13,064,000	254,504
Maoyan Entertainment(a)(c)	262,200	399,846
Uxin Ltd., ADR(a)	66,385	101,569

		766,756

IT Services — 4.0%
21Vianet Group Inc., ADR(a)	32,039	467,769
AGTech Holdings Ltd.(a)(b)	2,024,000	108,368
Chinasoft International Ltd.(b)	1,242,000	618,516
Digital China Holdings Ltd.	391,000	209,852
Hi Sun Technology China Ltd.(a)	1,104,000	108,249
Huifu Payment Ltd.(a)(b)(c)	230,000	53,116
INESA Intelligent Tech Inc., Class B	174,800	83,380

		1,649,250

Leisure Products — 0.0%
Goodbaby International Holdings Ltd.(a)	174,000	14,143

Machinery — 3.4%
China Yuchai International Ltd.	8,418	104,046
CIMC Enric Holdings Ltd.(b)	368,000	152,404
CIMC Vehicles Group Co. Ltd.(a)	92,000	70,623
Huangshi Dongbei Electrical Appliance Co. Ltd., Class B	71,320	120,531
Kama Co. Ltd., Class B(a)	148,147	51,407
Lonking Holdings Ltd.	1,117,000	376,128
Sany Heavy Equipment International Holdings Co. Ltd.	629,000	305,939
Shang Gong Group Co. Ltd., Class B(a)	150,800	47,804
Shanghai Diesel Engine Co. Ltd., Class B	218,545	69,060
Shanghai Highly Group Co. Ltd., Class B	151,824	74,394

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	138,000	$48,427

		1,420,763

Marine — 0.9%
Atlas Crop.(b)	50,462	357,776

Media — 0.5%
Mobvista Inc.(c)	252,000	180,116
NOVA Group Holdings Ltd.(b)	690,000	22,255
Phoenix Media Investment Holdings Ltd.	332,000	12,636

		215,007

Metals & Mining — 3.5%
China Metal Recycling Holdings Ltd.(a)(d)	184,800	0	(e)
China Metal Resources Utilization Ltd.(a)(b)(c)	576,000	214,765
China Oriental Group Co. Ltd.	644,000	176,973
China Zhongwang Holdings Ltd.	947,600	178,493
Inner Mongolia Eerduosi Resources Co. Ltd., Class B	151,800	98,822
Jinchuan Group International Resources Co. Ltd.(b)	1,564,000	112,997
MMG Ltd.(a)	1,380,000	238,576
Shougang Fushan Resources Group Ltd.	1,396,000	257,551
Tiangong International Co. Ltd.	538,000	153,397
Untrade Real Gold Mining(d)	126,000	0	(e)

		1,431,574

Multi-Utilities — 0.1%
Tianjin Development Holdings Ltd.	134,000	22,647

Multiline Retail — 0.3%
Lifestyle China Group Ltd.(a)	264,500	53,917
Shirble Department Store Holdings China Ltd.	460,000	52,225

		106,142

Oil, Gas & Consumable Fuels — 1.0%
China LNG Group Ltd.(a)	986,000	21,753
China Suntien Green Energy Corp. Ltd., Class H	897,000	196,736
Sinopec Kantons Holdings Ltd.	598,000	212,166

		430,655

Paper & Forest Products — 0.0%
China Forestry Holdings Co. Ltd.(d)	306,000	1
Qunxing Paper Holdings Co. Ltd.(d)	148,000	0	(e)
Superb Summit International Group Ltd.(a)(b)(d)	59,500	53

		54

Pharmaceuticals — 4.2%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	138,000	165,579
China Animal Healthcare Ltd.(a)(d)	140,000	0	(e)
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A	496,000	341,716
China Shineway Pharmaceutical Group Ltd.	161,000	101,780
Consun Pharmaceutical Group Ltd.	253,000	107,715
Dawnrays Pharmaceutical Holdings Ltd.	274,000	32,876
Hua Han Health Industry Holdings Ltd.(a)(b)(d)	651,960	17,940
Lee’s Pharmaceutical Holdings Ltd.	138,000	67,656
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	161,000	103,650
Shanghai Haixin Group Co., Class B	262,200	71,318
Sihuan Pharmaceutical Holdings Group Ltd.	2,231,000	218,754
Tong Ren Tang Technologies Co. Ltd., Class H	322,000	240,949
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(c)	78,200	276,944

		1,746,877

Professional Services — 0.3%
China Index Holdings Ltd., ADR(a)(b)	1,872	2,209

Security	Shares	Value

Professional Services (continued)
Renrui Human Resources Technology Holdings Ltd.	21,200	$115,286

		117,495

Real Estate Management & Development — 17.7%
Aoyuan Healthy Life Group Co. Ltd.	138,000	153,116
Beijing Capital Land Ltd., Class H	874,000	156,736
Beijing North Star Co. Ltd., Class H	414,000	100,950
C&D International Investment Group Ltd.(b)	161,000	201,068
Central China Real Estate Ltd.	483,038	239,930
China Logistics Property Holdings Co. Ltd.(a)(c)	460,000	172,107
China Merchants Land Ltd.	736,000	104,451
China Overseas Grand Oceans Group Ltd.	966,000	513,472
China SCE Group Holdings Ltd.	970,800	400,795
China South City Holdings Ltd.	2,576,000	235,964
China Vast Industrial Urban Development Co. Ltd.(c)	276,000	110,742
Colour Life Services Group Co. Ltd.(b)	207,000	92,938
Cosmopolitan International Holdings Ltd.(a)	782,000	166,469
DaFa Properties Group Ltd.	138,000	74,777
Dexin China Holdings Co. Ltd.(b)	460,000	178,635
E-House China Enterprise Holdings Ltd.	282,900	289,798
Fantasia Holdings Group Co. Ltd.	862,500	149,110
Gemdale Properties & Investment Corp. Ltd.	3,266,000	484,570
GR Properties Ltd.(a)	460,000	94,955
Greenland Hong Kong Holdings Ltd.	483,000	157,033
Guorui Properties Ltd.(b)	644,000	93,056
HKC Holdings Ltd.	92,920	58,142
Huijing Holdings Co. Ltd.	460,000	120,475
Jiayuan International Group Ltd.	782,000	311,751
Jingrui Holdings Ltd.	299,000	74,065
JY Grandmark Holdings Ltd.	184,000	77,151
Kaisa Prosperity Holdings Ltd.	23,000	97,923
LVGEM China Real Estate Investment Co. Ltd.(b)	598,000	182,077
Poly Property Group Co. Ltd.	1,173,000	373,798
Powerlong Commercial Management Holdings Ltd.	92,000	183,976
Redco Properties Group Ltd.(c)	610,000	270,726
Redsun Properties Group Ltd.(b)	575,000	201,039
Road King Infrastructure Ltd.	138,000	179,110
Ronshine China Holdings Ltd.	356,500	318,279
Shanghai Industrial Urban Development Group Ltd.	1,150,000	105,341
Sichuan Languang Justbon Services Group Co. Ltd.(a)	20,700	120,846
Skyfame Realty Holdings Ltd.	1,380,000	181,602
Xinji Shaxi Group Co. Ltd.	207,000	71,840
Yincheng International Holding Co. Ltd.(a)	276,000	79,763
Zhuguang Holdings Group Co. Ltd.(a)	828,000	113,234

		7,291,810

Road & Rail — 0.4%
CAR Inc.(a)	437,000	101,483
Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	94,300	61,201

		162,684

Semiconductors & Semiconductor Equipment — 2.3%
Daqo New Energy Corp., ADR(a)	5,451	278,928
GCL-Poly Energy Holdings Ltd.(a)	8,142,000	234,249
JinkoSolar Holding Co. Ltd., ADR(a)(b)	20,677	326,903
Shanghai Fudan Microelectronics Group Co. Ltd., Class H(a)	152,000	100,013

		940,093

Software — 3.6%
Aurora Mobile Ltd., ADR(a)(b)	5,135	8,319
China Youzan Ltd.(a)	6,808,000	693,887

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Inspur International Ltd.(b)	276,000	$81,543
Sinosoft Technology Group Ltd.	69,000	7,923
Weimob Inc.(a)(c)	713,000	700,949

		1,492,621

Specialty Retail — 3.1%
Boshiwa International Holding Ltd.(a)(b)(d)	153,000	0	(e)
China Harmony New Energy Auto Holding Ltd.(b)	460,000	219,585
China Meidong Auto Holdings Ltd.	230,000	528,783
China ZhengTong Auto Services Holdings Ltd.	644,000	81,424
Grand Baoxin Auto Group Ltd.(a)	425,500	47,211
Mulsanne Group Holding Ltd.(a)(c)	138,000	154,896
Pou Sheng International Holdings Ltd.	1,265,000	244,807

		1,276,706

Technology Hardware, Storage & Peripherals — 1.2%
Glory Sun Financial Group Ltd.(a)(b)	7,636,000	270,920
Meitu Inc.(a)(b)(c)	1,265,000	235,015

		505,935

Textiles, Apparel & Luxury Goods — 2.3%
361 Degrees International Ltd.	483,000	63,561
China Dongxiang Group Co. Ltd.	1,886,000	148,427
China Lilang Ltd.	253,000	134,807
Cosmo Lady China Holdings Co. Ltd.(a)(c)	483,000	56,706
Fuguiniao Co. Ltd.(d)	43,200	0	(e)
JNBY Design Ltd.	103,500	88,665
Luthai Textile Co. Ltd., Class B	110,437	65,114
Texhong Textile Group Ltd.	161,000	110,712
Weiqiao Textile Co.	241,500	43,309
Xtep International Holdings Ltd.(b)	701,500	226,261

		937,562

Trading Companies & Distributors — 1.0%
China Aircraft Leasing Group Holdings Ltd.	161,000	126,499
CITIC Resources Holdings Ltd.	1,610,037	49,853
HC Group Inc.(a)	166,500	25,777
Hong Kong Finance Investment Holding Group Ltd.(a)	616,000	58,810
Shougang Concord International Enterprises Co. Ltd.	993,600	165,365

		426,304

Transportation Infrastructure — 1.9%
Anhui Expressway Co. Ltd., Class H	230,000	104,154
COSCO SHIPPING International Hong Kong Co. Ltd.	322,000	93,056
Hainan Meilan International Airport Co. Ltd., Class H(a)	69,000	81,899

Security	Shares	Value

Transportation Infrastructure (continued)
Tianjin Port Development Holdings Ltd.	1,174,000	$71,946
Xiamen International Port Co. Ltd., Class H	370,000	27,210
Yuexiu Transport Infrastructure Ltd.	598,000	398,101

		776,366

Water Utilities — 0.9%
China Everbright Water Ltd.	499,100	70,624
China Water Affairs Group Ltd.(b)	470,000	313,495

		384,119

Total Common Stocks — 100.6% (Cost: $52,775,274)		41,512,960

Short-Term Investments

Money Market Funds — 11.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(f)(g)(h)	4,760,400	4,767,541
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(f)(g)	38,000	38,000

		4,805,541

Total Short-Term Investments — 11.7% (Cost: $4,797,108)		4,805,541

Total Investments in Securities — 112.3% (Cost: $57,572,382)		46,318,501

Other Assets, Less Liabilities — (12.3)%		(5,065,175)

Net Assets — 100.0%		$41,253,326

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,599,323	1,161,077	4,760,400	$4,767,541	$173,380	(b)	$(106)	$7,131
BlackRock Cash Funds: Treasury, SL Agency Shares	17,000	21,000	38,000	38,000	256		—	—

				$4,805,541	$173,636		$(106)	$7,131

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI China Small-Cap ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$41,401,102	$—	$111,858	$41,512,960
Money Market Funds	4,805,541	—	—	4,805,541

	$46,206,643	$—	$111,858	$46,318,501

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt